NON-CURRENT ASSETS HELD FOR SALE - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of noncurrent assets held-for-sale [line items]
Balance at the beginning of the year	$ 101,184
Balance at year end balance	105,214	$ 101,184
Non-current assets held for sale [member]
Disclosure of noncurrent assets held-for-sale [line items]
Balance at the beginning of the year	101,184	92,830	$ 208,426
Additions	102,486	72,466	74,812
Assets sold, net	(53,838)	(118,808)	(51,863)
Increase / decrease by changes in fair value	(4,662)	(268)	(76)
Reclassifications	(44,457)	62,058	(88,609)
Effect of movements in exchange rates	4,501	(7,094)	13,960
Loss of control in subsidiary			(72,014)
Discontinued operations			8,194
Balance at year end balance	105,214	101,184	92,830
Withdrawals from leaseback operation	(17,825)	(79,546)	(15,179)
Non-current assets held for sale [member] | Investment property [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	22,370	(95,593)	(31,184)
Non-current assets held for sale [member] | Other assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	27,868	25,654	(62,943)
Non-current assets held for sale [member] | Property, plant and equipment [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	1,193	$ 131,997	$ 5,536
Non-current assets held for sale [member] | Concession arrangements [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	$ 6,974